Income taxes (Tables)	12 Months Ended
Aug. 31, 2019
Income Taxes
Schedule of net deferred tax assets

	August 31,
	2019	2018
	in thousands
Deferred tax liabilities:
Depreciation	$(122,000)	$(21,000)
Software development costs	(845,000)	(835,000)
Total deferred tax liabilities	(967,000)	(856,000)

Deferred tax assets:
Net operating loss carryforward	9,157,000	8,010,000
Business interest	2,539,000	—
Workers’ compensation accruals	1,763,000	360,000
Stock-based compensation	354,000	172,000
Deferred rent	15,000	16,000
Total deferred tax assets	13,828,000	8,558,000
Valuation allowance	(15,861,000)	(7,702,000)
Total net deferred tax assets	$967,000	$856,000

Net deferred tax assets	$—	$—

Schedule of Income tax expense

	For the Year Ended
	August 31,
	2019	2018
Current
Federal	$—	$—
State	—	—
Total current	—	—
Deferred
Federal	4,422,000	2,994,000
State	737,000	499,000
Total deferred	5,159,000	3,493,000
Change in valuation allowance	$(5,159,000)	$(3,493,000)
Total Income Tax Expense (Benefit)	$—	$—

Reconciliation of the statutory federal rate

	August 31,	August 31,
	2019	2018
Pre-tax book loss	$3,933,000	$4,145,000
Non-deductible penalties and other permanent differences	(430,000)	(177,000)
State taxes (8.84%)	1,656,000	1,466,000
Redetermination of prior year taxes	—	—
Enactment of the 2017 Tax Reform Act	—	(1,941,000)
Change in valuation allowance	(5,159,000)	(3,493,000)
Net income tax provision	$—	$—